UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

FORM NQ

JUNE 30, 2014

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 0.8%
Benesse Holdings Inc.	600	$26,030

Hotels, Restaurants & Leisure - 1.0%
Oriental Land Co., Ltd.	100	17,131
Tim Hortons Inc.	300	16,411

Total Hotels, Restaurants & Leisure		33,542

Household Durables - 1.0%
Berkeley Group Holdings PLC	800	33,106

Media - 3.9%
British Sky Broadcasting Group PLC	1,611	24,924
RTL Group SA	200	22,281
SES, ADR	883	33,492
Shaw Communications Inc., Class B Shares	1,000	25,641
Thomson Reuters Corp.	700	25,486

Total Media		131,824

Multiline Retail - 0.9%
Canadian Tire Corp., Ltd., Class A Shares	302	28,973

Specialty Retail - 1.8%
Nitori Holdings Co., Ltd.	500	27,343
USS Co., Ltd.	2,000	34,135

Total Specialty Retail		61,478

Textiles, Apparel & Luxury Goods - 0.8%
Yue Yuen Industrial Holdings Ltd.	7,506	25,422

TOTAL CONSUMER DISCRETIONARY		340,375

CONSUMER STAPLES - 16.8%
Food & Staples Retailing - 8.1%
Aeon Co., Ltd.	1,500	18,449
Colruyt SA	500	25,401
Delhaize Group	440	29,769
Empire Co., Ltd., Class A Shares	300	20,400
FamilyMart Co., Ltd.	560	24,129
J Sainsbury PLC	4,400	23,758
Koninklijke Ahold NV	1,540	28,911
Lawson Inc.	400	30,008
Metro Inc., Class A Shares	295	18,238
Tesco PLC	1,956	9,514
William Morrison Supermarkets PLC	6,561	20,593
Woolworths Ltd.	600	19,926

Total Food & Staples Retailing		269,096

Food Products - 3.8%
Nestle SA, Registered Shares	450	34,861
Suedzucker AG	800	16,158
Unilever PLC	800	36,296
Want Want China Holdings Ltd.	9,043	12,998
Yamazaki Baking Co., Ltd.	2,000	24,974

Total Food Products		125,287

Household Products - 1.4%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	5,176	14,526
Reckitt Benckiser Group PLC	372	32,469

Total Household Products		46,995

Personal Products - 0.8%
Shiseido Co., Ltd.	1,500	27,348

Tobacco - 2.7%
British American Tobacco PLC	517	30,773

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Tobacco - 2.7% (continued)
Imperial Tobacco Group PLC	732	$32,947
Japan Tobacco Inc.	700	25,518

Total Tobacco		89,238

TOTAL CONSUMER STAPLES		557,964

ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
China Petroleum & Chemical Corp., Class H Shares	26,000	24,824
Keyera Corp.	478	35,214
Pembina Pipeline Corp.	300	12,908
Royal Dutch Shell PLC, Class B Shares	800	34,810
Total SA	400	28,909

TOTAL ENERGY		136,665

FINANCIALS - 19.1%
Banks - 8.4%
Banco Santander SA	3,400	35,522
Bank of China Ltd., Class H Shares	48,000	21,491
Bendigo and Adelaide Bank Ltd.	2,157	24,814
China Construction Bank Corp., Class H Shares	28,109	21,253
China Minsheng Banking Corp. Ltd., Class H Shares	20,577	18,638
Commonwealth Bank of Australia	325	24,786
Gunma Bank Ltd.	4,000	23,651
HSBC Holdings PLC	2,300	23,338
National Bank of Canada	684	29,013
Oversea-Chinese Banking Corp. Ltd.	3,000	22,977
Toronto-Dominion Bank	680	35,005

Total Banks		280,488

Diversified Financial Services - 0.8%
First Pacific Co., Ltd.	23,829	26,810

Insurance - 6.8%
Amlin PLC	3,954	31,676
Catlin Group Ltd.	3,300	30,215
Fairfax Financial Holdings Ltd.	65	30,836
Hannover Rueck SE	300	27,034
Hiscox Ltd.	2,297	27,793
Lancashire Holdings Ltd.	1,900	21,266
Talanx AG	850	29,796
Trygvesta A/S	270	27,273

Total Insurance		225,889

Real Estate Investment Trusts (REITs) - 0.8%
Link REIT	5,192	27,935

Real Estate Management & Development - 2.3%
Daito Trust Construction Co., Ltd.	300	35,270
PSP Swiss Property AG, Registered Shares	200	18,832
Swiss Prime Site AG, Registered Shares	270	22,378

Total Real Estate Management & Development		76,480

TOTAL FINANCIALS		637,602

HEALTH CARE - 10.3%
Health Care Providers & Services - 0.7%
Miraca Holdings Inc.	500	24,234

Pharmaceuticals - 9.6%
AstraZeneca PLC	286	21,245
Chugai Pharmaceutical Co., Ltd.	1,000	28,182
Eisai Co., Ltd.	800	33,515
GlaxoSmithKline PLC	1,137	30,433
Mitsubishi Tanabe Pharma Corp.	1,500	22,462
Novartis AG, Registered Shares	345	31,240
Otsuka Holdings KK	600	18,597

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Pharmaceuticals - 9.6% (continued)
Roche Holding AG	100	$29,826
Sanofi	200	21,246
Santen Pharmaceutical Co., Ltd.	500	28,133
Shionogi & Co., Ltd.	800	16,694
Teva Pharmaceutical Industries Ltd., ADR	518	27,154
Tsumura & Co.	400	9,433

Total Pharmaceuticals		318,160

TOTAL HEALTH CARE		342,394

INDUSTRIALS - 5.2%
Industrial Conglomerates - 1.3%
Jardine Matheson Holdings Ltd.	400	23,724
Siemens AG, Registered Shares	150	19,810

Total Industrial Conglomerates		43,534

Road & Rail - 2.4%
ComfortDelGro Corp. Ltd.	17,000	34,085
MTR Corp. Ltd.	6,161	23,768
West Japan Railway Co.	500	22,013

Total Road & Rail		79,866

Transportation Infrastructure - 1.5%
Beijing Capital International Airport Co., Ltd.	36,000	24,618
Hutchison Port Holdings Trust	33,000	23,760

Total Transportation Infrastructure		48,378

TOTAL INDUSTRIALS		171,778

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.8%
VTech Holdings Ltd.	2,000	26,605

Electronic Equipment, Instruments & Components - 0.3%
Nippon Electric Glass Co., Ltd.	2,000	11,648

Office Electronics - 0.9%
Neopost SA	400	29,960

TOTAL INFORMATION TECHNOLOGY		68,213

MATERIALS - 0.7%
Chemicals - 0.7%
Givaudan SA, Registered Shares	15	25,017

TELECOMMUNICATION SERVICES - 17.4%
Diversified Telecommunication Services - 12.6%
BCE Inc.	506	22,952
Belgacom SA	1,100	36,504
Bell Aliant Inc.	779	20,361
Bezeq Israeli Telecommunication Corp. Ltd.	18,589	34,832
Chunghwa Telecom Co., Ltd., ADR	656	21,031
Elisa OYJ	1,000	30,590
HKT Trust and HKT Ltd.	26,000	30,494
Nippon Telegraph & Telephone Corp.	500	31,183
Orange	1,900	29,984
PCCW Ltd.	52,991	31,588
Portugal Telecom, SGPS, SA, Registered Shares	4,300	15,756
Singapore Telecommunications Ltd.	8,000	24,701
Swisscom AG, Registered Shares	54	31,391
TDC A/S	3,136	32,455
Telefonica Deutschland Holding AG	3,000	24,808	(a)

Total Diversified Telecommunication Services		418,630

Wireless Telecommunication Services - 4.8%
China Mobile Ltd.	1,949	18,911
KDDI Corp.	600	36,596

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY		SHARES	VALUE
Wireless Telecommunication Services - 4.8% (continued)
NTT DoCoMo Inc.		1,500	$25,645
Rogers Communications Inc., Class B Shares		537	21,610
StarHub Ltd.		7,000	23,410
Vodacom Group Ltd.		1,600	19,776
Vodafone Group PLC		4,024	13,429

Total Wireless Telecommunication Services			159,377

TOTAL TELECOMMUNICATION SERVICES			578,007

UTILITIES - 11.7%
Electric Utilities - 6.2%
Cheung Kong Infrastructure Holdings Ltd.		4,557	31,544
Chugoku Electric Power Co. Inc.		900	12,278
CLP Holdings Ltd.		3,933	32,173
Hokuriku Electric Power Co.		800	10,606
Huaneng Power International Inc., Class H Shares		26,000	29,253
Power Assets Holdings Ltd.		2,843	24,907
Scottish & Southern Energy PLC		946	25,369
Spark Infrastructure Group		12,356	21,554
Terna SpA		3,204	16,900

Total Electric Utilities			204,584

Gas Utilities - 1.3%
Osaka Gas Co., Ltd.		5,000	21,026
Tokyo Gas Co., Ltd.		4,000	23,375

Total Gas Utilities			44,401

Independent Power and Renewable Electricity Producers - 0.9%
Tractebel Energia SA		1,000	14,936
TransAlta Corp.		1,232	15,102

Total Independent Power and Renewable Electricity Producers			30,038

Multi-Utilities - 2.4%
Centrica PLC		4,086	21,859
GDF Suez		1,080	29,732
National Grid PLC		2,062	29,643

Total Multi-Utilities			81,234

Water Utilities - 0.9%
Severn Trent PLC		900	29,758

TOTAL UTILITIES			390,015

TOTAL COMMON STOCKS (Cost - $2,720,435)			3,248,030

PREFERRED STOCKS - 0.9%
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Brasil SA		700	14,256

UTILITIES - 0.5%
Electric Utilities - 0.5%
Companhia Energetica de Minas Gerais		2,270	16,582

TOTAL PREFERRED STOCKS (Cost - $36,660)			30,838

	EXPIRATION DATE	RIGHTS
RIGHTS - 0.1%
HKT Trust and HKT Ltd. (Cost - $0)	7/15/14	4,680	1,383	*(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,757,095)			3,280,251

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Interest in $2,100,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBS Securities Inc.; Proceeds at maturity - $36,745; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 2/15/42; Market value - $37,480)	0.050%	7/1/14	$36,745	$36,745

Interest in $243,197,000 joint tri-party repurchase agreement dated 6/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $4,255; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/17 to 11/15/42; Market value - $4,383)	0.050%	7/1/14	4,255	4,255

TOTAL SHORT-TERM INVESTMENTS (Cost - $41,000)				41,000

TOTAL INVESTMENTS - 99.7% (Cost - $2,798,095#)				3,321,251
Other Assets in Excess of Liabilities - 0.3%				9,395

TOTAL NET ASSETS - 100.0%				$3,330,646

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

Summary of Investments by Country (unaudited)**
Japan	20.8%
United Kingdom	16.6
Canada	10.0
Hong Kong	9.2
Switzerland	5.8
China	5.2
Germany	4.2
France	4.2
Singapore	3.9
Belgium	2.8
Australia	2.7
Netherlands	1.9
Israel	1.9
Denmark	1.8
Brazil	1.4
Spain	1.1
Luxembourg	1.0
Finland	0.9
United States	0.8
Taiwan	0.6
South Africa	0.6
Italy	0.5
Portugal	0.5
Mexico	0.4
Short - Term Investments	1.2

100.0%

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2014 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Managed Volatility International Dividend Fund (formerly Legg Mason Batterymarch Managed Volatility International Dividend Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$3,248,030	—	—	$3,248,030
Preferred stocks	30,838	—	—	30,838
Rights	—	$1,383	—	1,383

Total long-term investments	$3,278,868	$1,383	—	$3,280,251

Short-term investments†	—	41,000	—	41,000

Total investments	$3,278,868	$42,383	—	$3,321,251

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2014, securities valued at $2,714,059 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$582,112
Gross unrealized depreciation	(58,956)

Net unrealized appreciation	$523,156

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: August 20, 2014

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 20, 2014